Document and Entity Information	12 Months Ended
Mar. 31, 2012
Document and Entity Information
Entity Registrant Name	ATA Inc.
Entity Central Index Key	0001420529
Document Type	20-F
Document Period End Date	Mar. 31, 2012
Amendment Flag	false
Current Fiscal Year End Date	--03-31
Entity Well-known Seasoned Issuer	No
Entity Voluntary Filers	No
Entity Current Reporting Status	Yes
Entity Filer Category	Accelerated Filer
Entity Common Stock, Shares Outstanding	45,962,376
Document Fiscal Year Focus	2012
Document Fiscal Period Focus	FY